Expenses by Nature	12 Months Ended
Jun. 30, 2021
26. Expenses by nature

26. Expenses by nature

The Group presented the Consolidated Statement of Income and Other Comprehensive Income classified according to their function as part of the line items “Costs”, “General and administrative expenses” and “Selling expenses”. The following tables provide additional disclosure regarding expenses by nature and their relationship to the function within the Group.

	Costs (ii)	General and administrative expenses	Selling expenses	06.30.21

Salaries, social security costs and other personnel administrative expenses (i)	1,657	678	80	2,415
Maintenance, security, cleaning, repairs and other	1,414	145	2	1,561
Taxes, rates and contributions	472	38	692	1,202
Advertising and other selling expenses	358	-	19	377
Directors' fees	-	743	-	743
Allowance for doubtful accounts (additions and unused amounts reversed) (Note 15)	-	-	194	194
Amortization and depreciation (Notes 9,10,12 and 13)	203	136	5	344
Fees and payments for services	98	162	243	503
Leases and expenses	183	44	3	230
Traveling, transportation and stationery	18	16	5	39
Bank expenses	-	21	-	21
Cost of sale of properties (Note 11)	12	-	-	12
Other expenses	7	6	-	13
Total expenses by nature 06.30.21	4,422	1,989	1,243	7,654

	Costs (ii)	General and administrative expenses	Selling expenses	06.30.20

Salaries, social security costs and other personnel administrative expenses (i)	1,934	605	98	2,637
Maintenance, security, cleaning, repairs and other	2,134	160	4	2,298
Taxes, rates and contributions	639	35	606	1,280
Advertising and other selling expenses	774	-	46	820
Directors' fees	-	503	-	503
Allowance for doubtful accounts (additions and unused amounts reversed)(Note 15)	-	-	457	457
Amortization and depreciation (Notes 9,10,12 and 13)	285	152	1	438
Fees and payments for services	124	265	19	408
Leases and expenses	191	45	4	240
Traveling, transportation and stationery	35	25	6	66
Bank expenses	6	36	-	42
Cost of sale of properties (Note 11)	28	-	-	28
Other expenses	9	8	1	18
Total expenses by nature 06.30.20	6,159	1,834	1,242	9,235
	Costs (ii)	General and administrative expenses	Selling expenses	06.30.19

Salaries, social security costs and other personnel administrative expenses (i)	2,507	739	107	3,353
Maintenance, security, cleaning, repairs and other	2,587	144	5	2,736
Taxes, rates and contributions	867	29	581	1,477
Advertising and other selling expenses	834	-	79	913
Directors' fees	-	587	-	587
Allowance for doubtful accounts (additions and unused amounts reversed)	-	-	163	163
Amortization and depreciation	184	105	3	292
Fees and payments for services	78	240	23	341
Leases and expenses	181	47	4	232
Traveling, transportation and stationery	56	42	6	104
Bank expenses	11	40	-	51
Cost of sale of properties	2	-	-	2
Other expenses	30	23	-	53
Total expenses by nature 06.30.19	7,337	1,996	971	10,304

(i)

For the fiscal year ended June 30, 2021, includes ARS 2,402 of Salaries, Bonuses and Social Security and ARS 13 of other concepts. For the fiscal year ended June 30, 2020 includes ARS 2,357 Salaries, Bonuses and Social Security and ARS 280 of other concepts. For the fiscal year ended June 30, 2019 includes ARS 2,984 Salaries, Bonuses and Social Security and ARS 369 of other concepts.

(ii)

For the fiscal year ended June 30, 2021, includes ARS 4,349 of Rental and services costs and ARS 73 of Cost of sales and developments. For the fiscal year ended June 30, 2020 includes ARS 5,971 of Rental and services costs; ARS 188 of Cost of sales and developments. For the fiscal year ended June 30, 2019 includes ARS 7,249 of Rental and services costs; ARS 81 of Cost of sales and developments and ARS 7 of other consumer financing costs.